PROVISION FOR LOAN LOSSES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision For Loan Losses
Charge to income for provisions recognized	$ 819,494		$ 674,341	$ 199,608
Credit to income for provisions used	(472,514)		(405,080)	(148,374)
Credit risk provisions	$ 346,980	$ 346,980	$ 269,261	$ 51,234